Redeemable Noncontrolling Interests - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Preferred shares financing from third-party preferred shareholders	¥ 268,420	$ 42,121	¥ 100,000
Variable Interest Entities
Redeemable Noncontrolling Interest [Line Items]
Preferred shares financing from third-party preferred shareholders	¥ 268,420	$ 42,121	¥ 100,000